Risk management and financial instruments - Derivative Financial Instruments (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Outstanding principal	$ 5,296,000,000
Other Assets
Derivatives, Fair Value [Line Items]
Derivative financial instruments	7,000,000	$ 39,000,000
Other Assets | Interest rate cap
Derivatives, Fair Value [Line Items]
Outstanding principal	4,500,000,000
Derivative asset	$ 7,000,000	$ 39,000,000
LIBOR cap | Interest rate cap
Derivatives, Fair Value [Line Items]
Applicable rate	2.87%